Unaudited Interim Condensed Statements of Cash Flows	6 Months Ended
	Oct. 31, 2023 JPY (¥)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 JPY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	¥ (184,955,100)	$ (1,221,148)	¥ (213,347,989)
Adjustment to reconcile net loss to net cash generated from operating activities:
Depreciation expense	546,638	3,610	324,216
Loan origination fee	115,500	763	115,500
Deferred tax expense	(188,496)	(1,245)	56,966
Foreign currency exchange gain	(33,026,195)	(218,052)
Loss on digital assets	167,879	1,108
Share-based compensation expense	1,616,463	10,673
Changes in assets and liabilities
Accounts receivable	19,948,545	131,708	64,501,192
Prepayments	(21,737,967)	(143,523)	(22,901,161)
Short-term deposits			(1,693,812)
Digital assets	116,964	772
Other current assets, net	(1,951,343)	(12,884)	(79,028)
Long-term deposits			(10,000)
Income taxes, net	9,367,753	61,850	(38,409,097)
Contract liabilities	(1,397,470)	(9,227)
Other payables and accrued liabilities	48,698,107	321,525	(1,915,981)
Lease obligations net cash	(696,250)	(4,597)	(54,168)
NET CASH USED IN OPERATING ACTIVITIES	(163,374,972)	(1,078,667)	(213,413,362)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(232,226)	(1,533)	(637,314)
NET CASH USED IN INVESTING ACTIVITIES	(232,226)	(1,533)	(637,314)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of ordinary shares for cash	781,200,000	5,157,797
Proceeds from loans			150,000,000
Repayment of loans	(12,950,000)	(85,501)	(7,000,000)
Payments on initial public offering (“IPO”) costs	(114,170,860)	(753,802)	(119,949,569)
NET CASH PROVIDED BY FINANCING ACTIVITIES	654,079,140	4,318,494	23,050,431
EFFECT OF EXCHANGE RATE	33,026,195	218,052
CHANGE IN CASH	523,498,137	3,456,346	(191,000,245)
CASH, AT BEGINNING OF PERIOD	177,886,393	1,174,478	657,418,101
CASH, AT PERIOD END	701,384,530	4,630,824	466,417,856
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	1,802,807	11,903	887,774
Income taxes	(9,512,753)	(62,807)	11,094,000
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	¥ 16,456,002	$ 108,653